Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Share capital USD ($) shares	Share capital Opening balance after adjustment, cumulative effect at date of initial application USD ($) shares	Contributed surplus USD ($)	Contributed surplus Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Accumulated deficit USD ($)	Accumulated deficit Opening balance after adjustment, cumulative effect at date of initial application USD ($)	Foreign currency reserve USD ($)	Foreign currency reserve Opening balance after adjustment, cumulative effect at date of initial application USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)
Beginning balance (in shares) at Dec. 31, 2022 | shares			298,394,203
Beginning balance at Dec. 31, 2022	$ 1,158,911		$ 2,420,396		$ 300,764		$ (1,560,759)		$ (1,490)
Changes in Stock Holders Equity [Roll Forward]
Net loss	(177,716)						(177,716)
Deferred share consideration related to acquisition (in shares) | shares			224,902
Deferred share consideration related to acquisition	$ (15)		$ 3,053		(3,068)
Redeemed/exercised (in shares) | shares	152,120		152,120									31,736		132,745	132,745
Redeemed/exercised	$ 335		$ 504		(169)						$ (171)	$ 194	$ (365)	$ (585)	$ 1,494	$ (2,079)
Share-based compensation	10,959				10,959						171			$ 585
Other comprehensive income (loss):
Defined benefit plan actuarial gain	970						970
Foreign currency translation for foreign operations	$ (1,472)								(1,472)
Ending balance (in shares) at Dec. 31, 2023 | shares	298,935,706			298,935,706
Ending balance at Dec. 31, 2023	$ 991,216	$ 991,216		$ 2,425,641		$ 306,042		$ (1,737,505)		$ (2,962)
Changes in Stock Holders Equity [Roll Forward]
Net loss	$ (324,245)						(324,245)
Redeemed/exercised (in shares) | shares	154,509		154,509											347,901	347,901
Redeemed/exercised	$ 308		$ 472		(164)									$ (855)	$ 2,505	$ (3,360)
Share-based compensation	7,456				7,456						$ 0			$ 855
Other comprehensive income (loss):
Defined benefit plan actuarial gain	913						913
Foreign currency translation for foreign operations	$ (1,803)								(1,803)
Ending balance (in shares) at Dec. 31, 2024 | shares	299,438,116		299,438,116
Ending balance at Dec. 31, 2024	$ 672,990		$ 2,428,618		$ 309,974		$ (2,060,837)		$ (4,765)